Trade and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
Schedule of Trade and Other Receivables
	March 31,	December 31,
	2026	2025
Trade receivables	$570,642	$44,142
GST receivable	4,472,947	705,535
Total trade and other receivables	$5,043,589	$749,677

	December 31,	December 31,
	2025	2024
Trade receivables	$44,142	$15,799
Research and development grant receivable	-	891,482
GST receivable	705,535	77,266
Total trade and other receivables	$749,677	$984,547